PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS AND TRADEMARKS

NOTE 5 – PATENTS AND TRADEMARKS

Schedule of patents and trademarks
	December 31,	December 31,
	2022	2021
Patents and trademarks	$326,145	$309,205
Less: Accumulated amortization	(256,412)	(242,723)
Patents and trademarks, Net	$69,733	$66,482

Amortization expense in 2022 and 2021 was $13,688 and $5,368, respectively.